Cover	Oct. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2023
Entity File Number	001-15687
Entity Registrant Name	Digerati Technologies, Inc.
Entity Central Index Key	0001014052
Entity Tax Identification Number	74-2849995
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8023 Vantage Dr.
Entity Address, Address Line Two	Suite 660
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78230
City Area Code	210
Local Phone Number	614-7240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable